Document and Entity Information	Feb. 28, 2020
Prospectus:
Document Type	497
Document Period End Date	Feb. 28, 2020
Registrant Name	VICTORY VARIABLE INSURANCE FUNDS
Entity Central Index Key	0001068663
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	May 01, 2020